Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 10,527	¥ 10,472
Gross realized losses	(7,168)	(3,990)
Net realized gains (losses) on sales of available-for-sale securities	¥ 3,358	¥ 6,481